RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Balances due to or due from nonconsolidated affiliates at December 31, 2018 and 2017 were as follows:

Balances Due To or Due From Nonconsolidated Affiliates at Dec 31	2018	2017
In millions
Accounts and notes receivable - Other	$556	$417
Noncurrent receivables	8	282
Total assets	$564	$699
Accounts payable - Other	$1,347	$1,271

The following table presents amounts due to or due from DuPont and its affiliates at December 31, 2018:

Balances Due To or Due From DuPont and its Affiliates	Dec 31, 2018	Dec 31, 2017
In millions
Accounts and notes receivable - Other	$89	$12
Accounts payable - Other	$19	$11

The following table presents revenue earned and expenses incurred related to transactions with DuPont and its affiliates:

Sales to DuPont and its Affiliates	2018
In millions
Net sales	$55
Cost of sales	$42